Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Interest-bearing Loans and Borrowings

Million US dollar	30 June 2023	31 December 2022

Unsecured bond issues	76 160	76 798
Lease liabilities	2 034	1 963
Unsecured other loans	105	95
Secured bank loans	23	24
Non-current interest-bearing loans and borrowings	78 323	78 880

Unsecured bond issues	1 184	-
Lease liabilities	665	529
Secured bank loans	463	369
Unsecured bank loans	181	100
Unsecured other loans	31	30
Current interest-bearing loans and borrowings	2 524	1 029

Interest-bearing loans and borrowings	80 847	79 909

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2023	31 December 2022

Non-current interest-bearing loans and borrowings	78 323	78 880
Current interest-bearing loans and borrowings	2 524	1 029
Interest-bearing loans and borrowings	80 847	79 909

Bank overdrafts	53	83
Cash and cash equivalents	(6 848)	(9 973)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(184)	(183)
Debt securities (included within Investment securities)	(114)	(123)
Net debt	73 755	69 713

Summary of Changes in the Company's Liabilities Arising from Financing Activities

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	7	174
Payments on borrowings	-	(26)
Capitalization / (payment) of lease liabilities	446	(323)
Amortized cost	30	-
Unrealized foreign exchange effects	569	40
Current portion of long-term debt	(1 627)	1 627
(Gain)/Loss on bond redemption and other movements	17	4
Balance at 30 June 2023	78 323	2 524

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2022	87 369	1 408
Proceeds from borrowings	41	27
Payments on borrowings	(3 218)	(302)
Capitalization / (payment) of lease liabilities	356	(247)
Amortized cost	31	-
Unrealized foreign exchange effects	(2 259)	(13)
Current portion of long-term debt	(302)	302
(Gain)/Loss on bond redemption and other movements	99	10
Balance at 30 June 2022	82 117	1 185